Schedule H, Line 4j - Schedule of Reportable Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Reportable Transaction [Line Items]
Schedule H, Line 4j - Schedule of Reportable Transactions

OLD DOMINION 401(k) RETIREMENT PLAN

SCHEDULE H, LINE 4j – SCHEDULE OF REPORTABLE TRANSACTIONS

EIN: 56-0751714

PLAN NUMBER 002

For the Year Ended December 31, 2025

(a) Identity of Party Involved	(b) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(c) Purchase Price	(d) Selling Price	(g)* Cost of Asset	(h) Current Value of Asset on Transaction Date	(i) Net Gain or (Loss)
Category (i)** - Single Transactions in Excess of Five Percent of Total Plan Assets:
Vanguard	Institutional 500 Index Trust	$—	$305,962,428	$230,939,193	$305,962,428	$75,023,235
Vanguard	Institutional Total International Stock Market Index Trust	$—	$212,229,089	$161,738,045	$212,229,089	$50,491,044
Vanguard	Institutional 500 Index Trust Unit Class C	$305,878,217	$—	$—	$305,878,217	$—
Vanguard	Institutional Total International Stock Market Index Trust Unit Class C	$212,192,792	$—	$—	$212,192,792	$—
Category (iii)** - Series of Transactions in Excess of Five Percent of Total Plan Assets:
Vanguard	Institutional 500 Index Trust	$—	$354,794,231	$272,617,000	$354,794,231	$82,177,231
Vanguard	Institutional Total International Stock Market Index Trust	$—	$265,190,441	$207,001,224	$265,190,441	$58,189,217
Vanguard	Institutional 500 Index Trust Unit Class C	$317,436,378	$—	$—	$317,436,378	$—
Vanguard	Institutional Total International Stock Market Index Trust Unit Class C	$220,309,834	$—	$—	$220,309,834	$—

* Columns (e) and (f) are not applicable.

** There were no category (ii) or (iv) transactions reportable for the year.